Expense Example - Nationwide Bailard International Equities Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Class M Shares 1 Year	Class M Shares 3 Years	Class M Shares 5 Years	Class M Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 3 Years	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years
USD ($)	698	958	1,237	2,031	306	637	1,093	2,358	96	300	520	1,155	96	300	520	1,155	101	315	547	1,213